Provisions for other liabilities and charges	12 Months Ended
Dec. 31, 2021
Provisions for other liabilities and charges [Abstract]
Provisions for other liabilities and charges

24.Provisions for other liabilities and charges

Decommissioning and site restoration provision

	2021	2020	2019
	$'000	$'000	$'000

At January 1	53,266	33,568	33,010
Additions through business combinations (refer to note 31)	8,347	15,437	—
Increase in provisions	7,212	8,315	405
Payments for tower and tower equipment decommissioning	(231)	(65)	—
Reversal of decommissioning through profit and loss	(2,671)	—	—
Unwinding of discount	4,644	2,644	1,712
Effects of movement in exchange rates	1,374	(6,633)	(1,559)
At December 31	71,941	53,266	33,568

Analysis of total decommissioning and site restoration provisions:
Non-current	71,598	49,469	29,801
Current	343	3,797	3,767
	71,941	53,266	33,568

This provision relates to the probable obligation that the Group may incur to dismantle and remove assets from tower sites. The amount recognized initially is the present value of the estimated amount that will be required to decommission and restore the leased sites to their original states, discounted using the current borrowing rates of individual operations within the Group. The amount provided for each site has been discounted based on the respective lease terms attached to each site.

The provisions have been created based on management’s decommissioning experience of the specific situations. Assumptions have been made based on the current economic environment, current construction requirements, technology, price levels and expected plans for remediation. Management believes that these assumptions are a reasonable basis upon which to estimate the future liability. These estimates are reviewed regularly to take into account any material changes to the assumptions. Actual decommissioning or restoration costs will however, ultimately depend upon future market prices for the necessary decommissioning works required that will reflect market conditions at the relevant time. Furthermore, the timing of decommissioning is likely to depend on when the lease term is terminated without renewal. This, in turn, will depend upon technological changes in the local and international telecommunication industries which are inherently uncertain.

The discount rates applied have been in line with the weighted average borrowing rate for the respective operating entities in the periods the assets were constructed/acquired. Below is the discount rate applied by each operating entity:

		IHS	IHS Côte	IHS	IHS
	Nigerian	Cameroon	d’Ivoire	Zambia	Rwanda	Brazilian	IHS Kuwait
Discount	entities	S.A.	S.A.	Limited	Limited	entities	Limited
rates	%	%	%	%	%	%	%

2021	11.2	5.5	8.0	5.1	16.0	6.8	3.4
2020	11.2	5.5	8.0	5.5	16.0	6.8	4.8

Based on the simulation performed, the impact on accumulated losses of a 1% (2020: 1%) shift in discount rate is given below:

	Increase/ (decrease)
	on accumulated losses
	2021	2020
	$’000	$’000
Effect of 1% increase in discount rate	(1,571)	(767)
Effect of 1% decrease in discount rate	1,093	815